EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 2.5%
RTX Corp.	44,543	$5,900,166

Air Freight & Logistics - 2.5%
United Parcel Service, Inc. - Class B	53,342	5,867,086

Automobile Manufacturers - 2.5%
Tesla, Inc. (a)	22,374	5,798,446

Broadline Retail - 2.5%
Amazon.com, Inc. (a)	30,577	5,817,580

Cable & Satellite - 2.5%
Comcast Corp. - Class A	159,813	5,897,100

Communications Equipment - 2.6%
Cisco Systems, Inc.	96,977	5,984,451

Consumer Staples Merchandise Retail - 2.6%
Walmart, Inc.	69,262	6,080,511

Diversified Banks - 9.7%
Bank of America Corp.	143,286	5,979,325
JPMorgan Chase & Co.	38,568	9,460,730
Wells Fargo & Co.	102,596	7,365,367
		22,805,422

Home Improvement Retail - 2.6%
Home Depot, Inc.	16,391	6,007,138

Household Products - 2.5%
Procter & Gamble Co.	34,991	5,963,166

Integrated Oil & Gas - 5.1%
Chevron Corp.	35,483	5,935,951
Exxon Mobil Corp.	50,042	5,951,495
		11,887,446

Integrated Telecommunication Services - 2.5%
Verizon Communications, Inc.	130,547	5,921,612

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Interactive Media & Services - 6.4%
Alphabet, Inc. - Class A	18,935	$2,928,108
Alphabet, Inc. - Class C	18,712	2,923,376
Meta Platforms, Inc. - Class A	16,048	9,249,425
		15,100,909

Managed Health Care - 2.5%
UnitedHealth Group, Inc.	11,311	5,924,136

Movies & Entertainment - 2.5%
Walt Disney Co.	59,841	5,906,307

Multi-Sector Holdings - 2.9%
Berkshire Hathaway, Inc. - Class B (a)	12,820	6,827,676

Pharmaceuticals - 10.9%
Eli Lilly & Co.	9,496	7,842,841
Johnson & Johnson	35,771	5,932,262
Merck & Co., Inc.	65,576	5,886,102
Pfizer, Inc.	234,320	5,937,669
		25,598,874

Restaurants - 2.5%
McDonald's Corp.	19,069	5,956,583

Semiconductors - 11.3%
Broadcom, Inc.	41,967	7,026,535
Intel Corp.	259,624	5,896,061
NVIDIA Corp.	70,787	7,671,895
QUALCOMM, Inc.	38,618	5,932,111
		26,526,602

Soft Drinks & Non-alcoholic Beverages - 5.0%
Coca-Cola Co.	82,893	5,936,797
PepsiCo, Inc.	39,109	5,864,003
		11,800,800

Systems Software - 5.7%
Microsoft Corp.	19,850	7,451,491
Oracle Corp.	42,222	5,903,058
		13,354,549

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	36,398	$8,085,088

Transaction & Payment Processing Services - 6.6%
Mastercard, Inc. - Class A	10,812	5,926,273
Visa, Inc. - Class A	27,114	9,502,373
		15,428,646
TOTAL COMMON STOCKS (Cost $169,659,176)		234,440,294

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.27% (b)	931,289	931,289
TOTAL SHORT-TERM INVESTMENTS (Cost $931,289)		931,289

TOTAL INVESTMENTS - 100.2% (Cost $170,590,465)		$235,371,583
Liabilities in Excess of Other Assets - (0.2)%		(442,670)
TOTAL NET ASSETS - 100.0%		$234,928,913

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

EA BRIDGEWAY BLUE CHIP ETF

Summary of Fair Value Disclosures as of March 31, 2025 (Unaudited)
EA Bridgeway Blue Chip ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$234,440,294	$—	$—	$234,440,294
Money Market Funds	931,289	—	—	931,289
Total Investments	$235,271,583	$—	$—	$235,271,583

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended March 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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